United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2008

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Sandra I. Madden
Title:             Senior Counsel
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Sandra I. Madden,   Lincoln, MA            November 10,  2008
Sandra I. Madden


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management


        28-04895                        Analytic Investors, LLC





                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             12

Form 13F Information Table Value Total:           $ 749,591
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



Form 13 F information Table

                   Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

AUTOLIV           COM        052800109       10872       322134   SH                      OTHER                      SHARED

BANCO
BRADESCO SA     ADR     059460303        8935        554948   SH                      OTHER                        SHARED


CEMEX SA           ADR     151290889       10491        609208  SH                  OTHER                         SHARED


COMPANHIA
VALE DO RIO
DOCE                  ADR     204412100       10703        604700   SH        OTHER                        SHARED


GERDAU SA       ADR     373737105       6262      564174  SH         OTHER                          SHARED


INFOSYS
TECHNOLOGIES  ADR     456788108        8326           249951   SH         OTHER               SHARED

ISHARES TR      MSCI    464288273           65871         19500 SH                    OTHER                       SHARED

ISHARES TR      MSCI    464287234        3613         104638   SH         OTHER                           SHARED

METHANEX
CORP                 COM       59151K108     3398            170817  SH        OTHER                       SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     14498         387436     SH         OTHER                             SHARED

SPDR INDEX     ETF   78463x871      675      27600 SH                    OTHER                             SHARED


UNIBANCO
UNIAO DE
BANCOS BR     ADR    90458E107        7035        69713   SH             OTHER                             SHARED



